TAXATION (Schedule of Roll-forward of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of valuation allowance
Balance at beginning of the year	¥ 536,838
Balance at end of the year	403,485	¥ 536,838
Valuation Allowance of Deferred Tax Assets [Member]
Movement of valuation allowance
Balance at beginning of the year	536,838	530,358	¥ 539,704
Allowance made during the year	10,764	6,480	30,873
Allowance resulting from the reconsolidation of previously deconsolidated entities	0	0	1,352
Decrease due to disposal of subsidiaries	(120,069)	0	0
Reversals	(24,048)	0	(41,571)
Balance at end of the year	¥ 403,485	¥ 536,838	¥ 530,358